Financial Instruments - Exposure to credit Risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 15,990	$ 17,990
Cash [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,313	3,629
Demand Deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	528	4,947
Term Deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,777	2,725
Accounts and other receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,372	6,689
Accounts and other receivable | Currently due [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,229	5,228
Accounts and other receivable | Past due by 90 days or less, not impaired [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,082	1,375
Accounts and other receivable | Past due by greater than 90 days, not impaired [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 61	$ 86